Debt securities	12 Months Ended
Dec. 31, 2022
Debt securities
Debt securities
15.	Debt securities

The table below discloses investments in debt securities by classes and its credit risk exposure as of December 31, 2022:

	As of December 31, 2022
	Stage 1	Stage 2	Total
Securities accounted at FVOCI
Foreign government bonds	1,021	—	1,021
Russian government bonds	5,632	—	5,632
Corporate bonds rated ruAA and above	1,381	99	1,480
Corporate bonds rated ruA and above	4,687	—	4,687

Securities accounted at amortised cost
Russian government bonds	4,160	—	4,160

Credit loss allowance	(5)	—	(5)
Total debt securities	16,876	99	16,975

The table below discloses investments in debt securities by classes and its credit risk exposure as of December 31, 2021:

	As of December 31, 2021
	Stage 1	Stage 2	Total
Securities accounted at FVOCI
Russian government bonds	3,896	—	3,896
Corporate bonds rated ruAA and above	5,665	—	5,665

Securities accounted at amortised cost
Russian government bonds	3,531	—	3,531

Credit loss allowance	(5)	—	(5)
Total debt securities	13,087	—	13,087

The Group has no internal grading system for debt securities’ credit risk rating grades analysis. During the year 2022 International rating agencies withdrew all ratings from Russian companies. Credit quality of debt sequrities presented is based on external scale of Russian rating agencies. The interest rates of debt securities are 0% - 11.6% and maturity up to January 2037.